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                    METLIFE INVESTORS USA INSURANCE COMPANY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                        PROSPECTUS DATED NOVEMBER 6, 1996

This will supplement the prospectus dated November 6, 1996, for the Form FSL-224 Fixed and Variable Annuity assumed by MetLife Investors USA Separate Account A (formerly Security First Life Separate Account A) and MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company").

Effective May 1, 2004, the Company will add two new investment options to your Contract.

The following information is provided with respect to the investment options available under the Contract effective on and after May 1, 2004.

1. FEE AND EXPENSE TABLES

THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS.

Total Annual Investment                                                                         Minimum Maximum
-----------------------                                                                         ------- -------
Portfolio Operating Expenses (expenses that are deducted from Fund assets, including management
  fees and other expenses).....................................................................  0.29%   1.26%

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you surrender your contract at the end of the applicable time period:

        TIME          TIME             TIME            TIME
       1 YEAR        3 YEAR           5 YEAR         10 YEAR
(a)    966.89 (a)   1,358.95   (a)   1,756.30  (a)   2,958.08
(b)    896.79 (b)   1,148.17   (b)   1,404.45  (b)   2,254.30

(2) If you do not surrender your contract:

        TIME          TIME             TIME            TIME
       1 YEAR        3 YEAR           5 YEAR         10 YEAR
(a)    266.89 (a)      818.95  (a)   1,396.30  (a)   2,958.08
(b)    196.79 (b)      608.17  (b)   1,044.45  (b)   2,254.30

(3) If you annuitize at the end of the applicable time period:

        TIME          TIME             TIME            TIME
       1 YEAR        3 YEAR           5 YEAR         10 YEAR
(a)    276.89 (a)      828.95  (a)   1,406.30  (a)   2,968.08
(b)    206.79 (b)      618.17  (b)   1,054.45  (b)   2,264.30



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3. INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT.

The Contract offers the Funds which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each Fund. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED. Additional Funds may be available in the future.

An investment adviser or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of this compensation is based on a percentage of assets of the Funds attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

THE ALGER AMERICAN FUND (CLASS O)

The Alger American Fund is a mutual fund with multiple portfolios. Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract:

   Alger American Small Capitalization Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple series, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each series. The following Class 2 portfolios are available under the Contract:

   Growth Fund
   Growth-Income Fund
   Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios and FMR, Inc. is the subadviser. The following Initial Class portfolios are available under the Contract:

   VIP Asset Manager Portfolio
   VIP Contrafund Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

   Met/AIM Small Cap Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R)Research International Portfolio
   PIMCO PEA Innovation Portfolio
   PIMCO Total Return Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser for all of the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

   Davis Venture Value Portfolio
   FI Mid-Cap Opportunities Portfolio
   Harris Oakmark Focused Value Portfolio
   Harris Oakmark Large Cap Value Portfolio
   Lehman Brothers Aggregate Bond Index Portfolio
   MetLife Mid-Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Morgan Stanley EAFE Index Portfolio
   Russell 2000 Index Portfolio
   State Street Research Aurora Portfolio
   State Street Research Bond Income Portfolio
   State Street Research Large Cap Growth Portfolio
     (formerly Alger Equity Growth Portfolio)
   State Street Research Large Cap Value Portfolio
   T. Rowe Price Small Cap Growth Portfolio



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SCUDDER VARIABLE SERIES I

The Scudder Variable Series I is a mutual fund with multiple portfolios, one of which is offered under this contract. Deutsche Investment Management America, Inc. ("DeIM") is the investment adviser for the portfolio. The following Series I portfolio is available under the Contract:

   International Portfolio




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4. APPENDIX A
INVESTMENT OBJECTIVES OF THE INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

ALGER AMERICAN FUND (CLASS O)

Small Capitalization Portfolio
   Investment Objective: Seeks long term growth of capital.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

Growth Fund
   Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
   Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund
   Investment Objective: Seeks capital appreciation through stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

VIP Asset Manager Portfolio
   Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Contrafund Portfolio
   Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
   Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio
   Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.

MET INVESTORS SERIES TRUST (CLASS A)

Met/AIM Small Cap Growth Portfolio
   Subadviser: A I M Capital Management, Inc.
   Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio
   Subadviser: J.P. Morgan Investment Management, LLC
   Investment Objective: Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

Lord Abbett Bond Debenture Portfolio
   Subadviser: Lord, Abbett & Co. LLC
   Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
   Subadviser: Lord, Abbett & Co. LLC
   Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.



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MFS(R) Research International Portfolio
   Subadviser: MFS(R) Investment Management
   Investment Objective: Seeks capital appreciation.

PIMCO PEA Innovation Portfolio
   Subadviser: PEA Capital LLC
   Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio
   Subadviser: PIMCO
   Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio
   Subadviser: Third Avenue Management LLC
   Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Davis Venture Value Portfolio
   Subadviser: Davis Selected Advisors, L.P.
   Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
   Subadviser: Fidelity Management & Research Company
   Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
   Subadviser: Harris Associates L.P.
   Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
   Subadviser: Harris Associates L.P.
   Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers Aggregate Bond Index Portfolio
   Subadviser: Metropolitan Life Insurance Company
   Investment Objective: Seeks to equal the performance of the Lehman Brothers Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio
   Subadviser: Metropolitan Life Insurance Company
   Investment Objective: Seeks to equal the performance of the Standard & Poor's Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
   Subadviser: Metropolitan Life Insurance Company
   Investment Objective: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

MFS(R) Total Return Portfolio
   Subadviser: Massachusetts Financial Services Company
   Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE Index Portfolio
   Subadviser: Metropolitan Life Insurance Company
   Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000 Index Portfolio
   Subadviser: Metropolitan Life Insurance Company
   Investment Objective: Seeks to equal the return of the Russell 2000 Index.

State Street Research Aurora Portfolio
   Subadviser: State Street Research & Management Company
   Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio
   Subadviser: State Street Research & Management Company
   Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Large Cap Growth Portfolio
(formerly Alger Equity Growth Portfolio)
    Subadviser: State Street Research & Management Company
    Investment Objective: Seeks long term capital appreciation.

State Street Research Large Cap Value Portfolio
   Subadviser: State Street Research & Management Company
   Investment Objective: Seeks long-term growth of capital.

T. Rowe Price Small Cap Growth Portfolio
   Subadviser: T. Rowe Price Associates, Inc.
   Investment Objective: Seeks long-term capital growth.

SCUDDER VARIABLE LIFE INVESTMENT FUND (CLASS A)

International Portfolio
   Investment Objective: Seeks long-term growth of capital.